Document and Entity Information	12 Months Ended
Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	Propanc Biopharma, Inc.
Entity Central Index Key	0001517681
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false
Trading Symbol	PPCB
Document Fiscal Year Focus	2018